Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

20. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Wanjia Win-Win	Investee of Gopher Asset Management Co., Ltd.

Wuhu Bona Film Investment Management Co., Ltd. (“Wuhu Bona”)	Investee of Gopher Asset Management Co., Ltd.

Zhejiang Vanke-Noah Asset Management Co., Ltd. (“Zhejiang Vanke”)	Investee of Gopher Asset Management Co., Ltd.

Shanghai Dingnuo Technology Co., Ltd. (“Dingnuo”)	Affiliate of shareholder of the Group

Investee funds of Gopher Assets	Investees of Gopher Asset Management Co., Ltd. (“Gopher Assets”), a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

During the years ended December 31, 2018, 2019 and 2020, related party transactions were as follows:

	Year Ended December 31
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	294,984	240,808	129,823	19,896
Recurring service fees
Investee funds of Gopher Assets	929,911	1,009,568	927,611	142,162
Wanjia Win-Win	—	688	—	—
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	33,009	15,759	12,411	1,902
Investee funds of Gopher Capital GP Ltd.	252,782	313,612	302,431	46,350
Wuhu Bona	8,491	—	—	—
Recurring services fee earned from funds subscribed by shareholders	2,868	—	—	—
Total recurring services fee	1,227,061	1,339,627	1,242,453	190,414
Performance-based income
Investee funds of Gopher Assets	92,128	34,248	140,050	21,464
Investee funds of Gopher Capital GP Ltd.	8,405	36,800	68,946	10,566
Zhejiang Vanke	—	18,600	—	—
Total performance-based income	100,533	89,648	208,996	32,030
Other service fees
Other services subscribed by shareholders	29,227	3,899	3,425	525
Investee funds of Gopher Capital GP Ltd.	—	—	86	13
Total other service fees	29,227	3,899	3,511	538
Total	1,651,805	1,673,982	1,584,783	242,878

As of December 31, 2019, and 2020, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Investee funds of Gopher Assets	428,724	433,936	66,504
Investee funds of Gopher Capital GP Ltd.	70,247	46,039	7,056
Total	498,971	479,975	73,560

As of December 31, 2019, and 2020, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Investee funds of Gopher Assets	42,170	27,226	4,173
Investee funds of Gopher Capital GP Ltd.	7,563	12,977	1,988
Total	49,733	40,203	6,161

The terms of the loans are due on demand and most of the loans are interest free.

As of December 31, 2019, and 2020, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Investee funds of Gopher Assets	74,664	35,820	5,490
Investee funds of Gopher Capital GP Ltd.	1,402	1,653	253
Total	76,066	37,473	5,743

During the years ended December 31, 2018, 2019 and 2020, donation made to Shanghai Noah Charity Fund were RMB1.2 million, RMB1.2 million and RMB2.8 million, respectively.

During the years ended December 31, 2018, 2019 and 2020, the Group paid nil, nil and RMB6 million as service fees to Dingnuo for development of an online mutual fund work station for the Group’s relationship managers, respectively.